Composition of Certain Financial Statement Items - Summary of Property Plant and Equipment Net (Detail) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 61,570	$ 54,851	$ 42,697
Less: Accumulated depreciation	(29,305)	(24,863)	(14,756)
Total Property and Equipment, Net	32,265	29,988	27,941
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	899	1,594	1,347
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,843	5,384	4,350
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,140	10,605	7,614
Tooling [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,666	7,705	6,299
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,680	9,398	8,869
Owned and operated systems [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	20,582	17,703	8,422
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,760	$ 2,462	$ 5,796